Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2018 - 26.5%). The differences are as follows:

	2019	2018
Expected income tax expense at Canadian statutory rate	$147,093	$35,102
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,703)	(28,064)
Adjustments from investments carried at fair value	(60,730)	25,870
Non-controlling interests share of income	16,991	29,637
Non-deductible acquisition costs	2,500	4,267
Tax credits	(9,332)	(1,419)
Adjustment relating to prior periods	(1,240)	3,673
U.S. Tax reform and related deferred tax adjustments (1)	—	(18,363)
Other	2,538	2,669
Income tax expense	$70,117	$53,372

Income (Loss) Before Taxes	For the years ended December 31, 2019 and 2018, earnings before income taxes consist of the following:

	2019	2018
Canada	$351,908	$(109,537)
U.S.	203,159	241,998
	$555,067	$132,461

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2019
Canada	$6,695	$17,607	$24,302
United States	9,736	36,079	45,815
	$16,431	$53,686	$70,117
Year ended December 31, 2018
Canada	$2,872	$(14,197)	$(11,325)
United States	8,475	56,222	64,697
	$11,347	$42,025	$53,372

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2019 and 2018 are presented below:

	2019	2018
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$382,448	$329,099
Pension and OPEB	54,113	48,586
Environmental obligation	15,541	14,790
Regulatory liabilities	160,200	161,560
Other	59,103	45,193
Total deferred income tax assets	$671,405	$599,228
Less: valuation allowance	(29,447)	(28,018)
Total deferred tax assets	$641,958	$571,210
Deferred tax liabilities:
Property, plant and equipment	$707,185	$653,962
Outside basis in partnership	235,063	167,659
Regulatory accounts	145,852	113,758
Other	14,811	7,561
Total deferred tax liabilities	$1,102,911	$942,940
Net deferred tax liabilities	$(460,953)	$(371,730)
Consolidated balance sheets classification:
Deferred tax assets	$30,585	$72,415
Deferred tax liabilities	(491,538)	(444,145)
Net deferred tax liabilities	$(460,953)	$(371,730)

Non Capital Losses Carry Forwards
As of December 31, 2019, the Company had non-capital losses carried forward available to reduce future years' taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,091,322